Document And Entity Information	12 Months Ended
Dec. 27, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2014
Trading Symbol	PEP
Entity Registrant Name	PEPSICO INC
Entity Central Index Key	0000077476